Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Nature Of Business And Significant Accounting Policies Tables
Stock-Based Compensation
	December 31,	December 31,
	2015	2014

Common stock issued for services	$-	$263,079
Warrants issued for services	319,986	96,767
Warrants issued for services, related parties	1,529,182	394,540
Total stock based compensation	$1,849,168	$754,386